Investment Securities (Investment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 42,493	$ 40,626
Gross unrealized gain	5,305	3,205
Gross unrealized losses	(320)	(629)
Estimated fair value	47,478	43,202
Investments	47,478	43,202
US Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	19,889	19,600
Gross unrealized gain	3,967	2,323
Gross unrealized losses	(69)	(217)
Estimated fair value	23,787	21,706
State and municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,181	4,245
Gross unrealized gain	624	235
Gross unrealized losses	(56)	(191)
Estimated fair value	5,749	4,289
Residential Mortgage Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,578	1,819
Gross unrealized gain	153	139
Gross unrealized losses	(6)	(48)
Estimated fair value	1,725	1,910
Commercial mortgage backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,903	2,929
Gross unrealized gain	170	188
Gross unrealized losses	(10)	(82)
Estimated fair value	3,063	3,035
Asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,084	7,373
Gross unrealized gain	9	60
Gross unrealized losses	(175)	(46)
Estimated fair value	7,918	7,387
Corporate non US
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,021	1,285
Gross unrealized gain	115	96
Gross unrealized losses	(1)	(8)
Estimated fair value	1,135	1,373
Government - non-U.S.
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,646	2,336
Gross unrealized gain	152	81
Gross unrealized losses	(2)	(7)
Estimated fair value	1,796	2,410
U.S. Government and federal agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,957	752
Gross unrealized gain	56	45
Gross unrealized losses	0	(27)
Estimated fair value	2,013	770
Retained Interest [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16	20
Gross unrealized gain	1	1
Gross unrealized losses	0	0
Estimated fair value	17	21
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	197	195
Gross unrealized gain	58	37
Gross unrealized losses	(1)	(3)
Estimated fair value	254	229
Trading Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	21	72
Gross unrealized gain	0	0
Gross unrealized losses	0	0
Estimated fair value	21	72
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments	534
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments	$ 1,191